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BROWN CAPITAL MANAGEMENT




                     Prospectus




                                                    The Brown Capital Management
                                                                    Mid-Cap Fund

                                                            Institutional Shares

                                                          Cusip Number 66976M771
                                                             NASDAQ Symbol BCMSX

                                                              September 30, 2002
                                                Supplemented on October 10, 2002



The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency and are subject to investment risks including possible loss of principal amount invested. Neither the fund nor the fund's distributor is a bank. You should read the prospectus carefully before you invest or send money.

TABLE OF CONTENTS

                                                                            Page
                                                                            ----


THE FUND ......................................................................2

     Investment Objective......................................................2
     Principal Investment Strategy.............................................2
     Principal Risks Of Investing In The Fund..................................5
     Performance Information...................................................7
     Fees And Expenses Of The Fund.............................................7

MANAGEMENT OF THE FUND.........................................................9

     The Investment Advisor....................................................9
     The Administrator........................................................13
     The Transfer Agent.......................................................13
     The Distributor..........................................................13

INVESTING IN THE FUND.........................................................14

     Minimum Investment.......................................................14
     Purchase And Redemption Price............................................14
     Purchasing Shares........................................................15
     Redeeming Your Shares....................................................17

OTHER IMPORTANT INVESTMENT INFORMATION........................................19

     Dividends, Distributions, And Taxes......................................19
     Financial Highlights.....................................................20
     Additional Information...........................................Back Cover

THE FUND


INVESTMENT OBJECTIVE

The Brown Capital Management Mid-Cap Fund ("Fund") seeks long-term capital appreciation by investing in a portfolio of equity securities of companies with market capitalizations between $1 billion and $10 billion at the time of initial investment ("mid-cap companies"). The Fund is a diversified series of The
Nottingham Investment Trust II ("Trust") and is advised by Brown Capital Management, Inc. ("Advisor"). The Fund also offers Investor Shares which are offered by another prospectus.



PRINCIPAL INVESTMENT STRATEGY

         Overview

The Advisor intends to invest in companies that, at a minimum, meet two specific criteria. First, the Advisor identifies a company that the Advisor believes can generate a prospective earnings growth rate in excess of the overall market's earnings growth rate. This determination is generated from fundamental analysis and the Advisor's assessment of the company's growth prospects over the next three to five years. Second, the company's stock should be selling at a reasonable valuation. Reasonable valuation is determined by applying a risk-adjusted price to earnings ("P/E") multiple to Advisor-forecasted earnings per share ("EPS") targets. This reasonable valuation criteria allows the Advisor to evaluate whether a company's share price is undervalued, fairly-valued, or overvalued. The Advisor has employed this investment approach since 1983.

         Fundamental Analysis

The foundation of the Advisor's investment process is fundamental analysis that principally includes:

o    financial statement analysis;
o    management interviews;
o    industry analysis; and
o    competitor analysis.

This analysis represents approximately 80% of the Advisor's investment approach.
Companies  are  identified  through   Advisor-developed   quantitative   screens
including:

o    historical EPS growth;
o    return on equity; and
o    debt-to-total capital.

Companies may also be identified through a number of other means including:

o    external research sources;
o    investment conferences;
o    in-office management visits; and
o    industry trends.

Critical to the Advisor's assessment of a company's future growth prospects is an understanding of what internal and external factors drove the company's historical revenue and earnings growth. Therefore, regardless of the method of discovery, the Advisor begins by conducting extensive and thorough analysis of the company's financial and operating results over the past three to five years. The primary focus of its fundamental analysis, however, is to look forward over the next three to five year period. The Advisor creates financial models that reflect its expectations for revenue growth, profitability, operating leverage, financial leverage, cashflow sources and uses, and earnings per share growth. When its fundamental analysis reveals that a company can sustain an above-market earnings growth rate during the evaluation period of the next three to five years, the Advisor next determines whether the company is trading at a reasonable valuation.

         Reasonable Valuation Analysis

Valuation analysis is the remaining 20% of the investment approach. To make that determination, the Advisor uses company-specific risk premiums developed by the Advisor that when combined with a risk-free rate of return (5-year Treasury yield), establishes a risk-adjusted required return for that specific company. The required return is translated into a P/E multiple. Since the valuation methodology incorporates the use of the prevailing level of interest rates, the Advisor is generally willing to "pay" more for future growth in a low interest rate environment, and is generally willing to "pay" less for future growth in a high interest rate environment, all other things being equal.

The Fund's portfolio is constructed to achieve adequate diversification by investing in companies across many industries and economic sectors. Consistent with the Advisor's investment process, the average intended holding period for companies is long-term (three to five years). The Advisor typically sells securities from the Fund's portfolio when the Advisor determines that a company's future growth prospects are diminishing, and/or its valuation is no longer reasonable.

Under normal market conditions, the Fund will invest at least 80% of its total assets in the equity securities of mid-cap companies. This investment policy may be changed without shareholder approval upon at least 60 days prior written notice to the shareholders.

As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may from time to time, determine that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, cash and to the extent permitted by applicable law and the Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of the Fund's assets in these investments. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Fund would indirectly pay both the Fund's expenses and the expenses relating to those other investment companies with respect to the Fund's assets invested in such investment companies. To the extent the Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective. Under normal circumstances, however, the Fund may also hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for fund operating expenses.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its objective.

     Market Risk. The Fund will be subject to market risk. Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performances per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions, and general market conditions.

     Investment Style Risk. The Advisor's investment style may subject the Fund to certain risks. A portfolio company's earnings growth may not increase as much as the Advisor assumes it will. Even if a portfolio company's earnings grow as the Advisor expects, there may not be a corresponding increase in the portfolio company's share value. Also, the Advisor's determination of reasonable valuation for a portfolio security may be incorrect.
     Consequently, the Fund may pay more for a portfolio security than it is worth.

     Investment   Advisor  Risk.  The  Advisor's   ability  to  choose  suitable
     investments has a significant impact on the ability of the Fund to achieve its investment objective.

     Market Sector Risk. The percentage of the Fund's assets invested in various industries and sectors will vary from time to time depending on the Advisor's perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market. Consequently, a higher percentage of holdings in a particular industry or sector may have the potential for a greater impact on the Fund's performance.

     Equity Securities Risk. To the extent that the majority of the Fund's portfolio consists of common stocks, it is expected that the Fund's net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

     Portfolio Turnover Risk. Although the Advisor intends to hold the Fund's portfolio securities for the long-term, the Advisor may sell such securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains. The payment of taxes on these gains could adversely affect the Fund's performance. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

     Mid-cap Companies Risk. Investing in the securities of mid-cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that the securities of mid-cap companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general. Because mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that mid-cap companies often have limited product lines, markets, or financial resources and may lack management depth. These factors affect the Advisor's access to information about the companies and the stability of the markets for the companies' securities. Additionally, mid-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies, and there typically is less publicly available information concerning mid-cap companies than for larger, more established companies.

     Although investing in securities of medium-sized companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value. Therefore, an investment in the Fund may involve a greater degree of risk than an investment in other mutual funds that seek capital growth by investing in more established, larger companies.

PERFORMANCE INFORMATION

Because the Fund has no operating history, there is no performance information for the Fund to be presented here. However, you may request a copy of the Fund's Annual and Semi-annual Reports once they become available, at no charge, by calling the Fund.


FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund:


Shareholder Fees For Institutional Shares
(fees paid directly from your investment)

    Maximum Sales Charge (Load) Imposed On Purchases
      (as a percentage of offering price) .............................None
    Redemption Fee
      (as a percentage of amount redeemed).............................None



Annual Fund Operating Expenses For Institutional Shares
(expenses  that are deducted from fund assets)

    Management Fees...................................................0.75%
    Distribution and/or Service (12b-1) Fees...........................None
    Other Expenses....................................................0.55%
                                                                      -----
    Total Annual Fund Operating Expenses..............................1.30%*
                                                                      =====

*"Other  Expenses"  and "Total  Annual Fund  Operating  Expenses" are based upon estimated expenses to be incurred by the Institutional Shares of the Fund for the fiscal year ending March 31, 2003. Additionally, the Advisor has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, capitalized expenditures, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 1.30% of the average daily net assets of the Institutional Shares of the Fund for the fiscal year ending March 31, 2003. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Trust. Subject to approval by the Board of Trustees, the Advisor may be able to recoup fees waived and expenses assumed during any of the previous three (3) fiscal years, provided that the Fund's total assets exceed $15 million and the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed 1.30% as described above. See the "Management of the Fund - Expense Limitation Agreement" section below for more detailed information.

Example: This example shows you the expenses that you may pay over time by investing in the Fund. Since all mutual funds use the same hypothetical conditions, this example should help you compare the costs of investing in the Fund versus other mutual funds. This example assumes the following conditions:

     (1)  You invest $10,000 in the Fund for the periods shown;
     (2)  You reinvest all dividends and distributions;
     (3)  You redeem all of your shares at the end of those periods;
     (4)  You earn a 5% total return; and
     (5)  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.


        ----------------------- ------------ -------------
            Period Invested        1 Year       3 Years
        ----------------------- ------------ -------------
              Your Costs            $132         $412
        ----------------------- ------------ -------------

MANAGEMENT OF THE FUND


THE INVESTMENT ADVISOR

The Fund's investment advisor is Brown Capital Management, Inc. ("BCM"), 1201 North Calvert Street, Baltimore, Maryland 21202. The Advisor serves in that capacity pursuant to an advisory contract with the Trust on behalf of the Fund. The Advisor is registered as an investment advisor with the Securities and Exchange Commission ("SEC") under the Investment Advisors Act of 1940, as amended. Subject to the authority of the Board of Trustees of the Trust ("Trustees"), the Advisor provides guidance and policy direction in connection with its daily management of the Fund's assets. The Advisor manages the investment and reinvestment of the Fund's assets. The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Fund.

The Advisor, organized as a Maryland corporation in 1983, is controlled by Eddie
C. Brown. The Advisor has been managing The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, and The Brown Capital Management International Equity Fund, (together with the Fund referred to as the "Brown Capital Management Funds") since their inception and has been providing investment advice to investment companies, individuals, corporations, pension and profit sharing plans, endowments, and other business and private accounts since the firm was founded in 1983. The Advisor currently has approximately $5 billion in assets under management.

The Fund will be managed primarily by a portfolio management team consisting of Eddie C. Brown, Theodore M. Alexander III, Calvin H. Baker, Maurice L. Haywood and Stephon A. Jackson. Mr. Brown is the founder and controlling shareholder of the Advisor and has served as its President since its inception in 1983. Mr. Alexander is a Vice President and Portfolio Manager/Analyst of the Advisor and joined the Advisor in October 1995. Prior to this, Mr. Alexander was a Securities Analyst at Legg Mason Wood Walker from June 1994 to October 1995. From June 1990 to January 1994, Mr. Alexander was a Securities Analyst at Alex Brown & Sons, Inc. Mr. Baker is a Vice President and Portfolio Manager/Analyst of the Advisor. Mr. Baker joined the Advisor in August 2000. Prior to this, Mr. Baker was a Financial Executive at the Wisconsin Energy Corporation from September 1991 to June 2000. From September 1988 to July 1991 he also served as a Financial Executive at Economic Development Corporation. Mr. Haywood joined the Advisor in February 2000 as a Portfolio Manager.

Prior to this, Mr. Haywood was a Partner and Investment Analyst at Holland Capital Management from November 1993 to January 2000. From August 1987 to November 1993, Mr. Haywood was an Assistant Vice President at First National Bank of Chicago. Mr. Jackson is a Vice President and Portfolio Manager/Analyst of the Advisor. Mr. Jackson joined the Advisor in July 1997. Prior to this, Mr.

Jackson was Portfolio Manager/Director of Research at NCM Capital Management from March 1994 to June 1997. From March 1993 to March 1994, Mr. Jackson was an Analyst at Putnam Investments.

Prior to the inception of the Fund, this portfolio management team also had full discretionary authority over the selection of investments for individually managed private accounts of the Advisor with investment goals, strategies and limitations substantially similar to those of the Fund. Composite average annual returns of those portfolios for the calendar year-to-date, one-year, three-year, and five-year periods ended June 30, 2002 are compared with the performance of the Russell Mid-Cap Growth Index and the S&P 400 Mid-Cap Index in the following table:

  Individually Managed Private Accounts Composite and Selected Indices Returns

 -------------------------------- -------------- ------------ ----------- ------------
 Average Annual Total Returns        Calendar
 Period Ended June 30, 2002        Year-to-date     1 Year      3 Years      5 Years
 -------------------------------- -------------- ------------ ----------- ------------
 BCM Mid-Cap Composite^1             (17.28)%      (22.95)%     (2.95)%        6.36 %
 -------------------------------- -------------- ------------ ----------- ------------
 Russell Mid-Cap Growth Index^2      (19.70)%      (26.34)%     (9.16)%        2.27 %
 -------------------------------- -------------- ------------ ----------- ------------
 S&P 400 Mid-Cap Index^2              (3.20)%       (4.71)%      6.66 %       12.56%
 -------------------------------- -------------- ------------ ----------- ------------

^1The BCM Mid-Cap Composite returns were calculated using the following methodology and assumptions:

   o The performance data presented above is in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS), U.S. and Canadian version of the Global Investment Performance Standards (GIPS). AIMR has not been involved in the preparation or review of this performance data.
   o Performance reflects the reinvestment of interest, capital gains, if applicable, and dividends net of any withholding tax. In calculating the Fund's performance, such performance will also assume the reinvestment of such amounts although dividends will be deemed reinvested without netting of taxes.
   o Composite performance is stated without deduction for advisory fees or expenses. Composite performance would have been lower had these fees and expenses been deducted. Institutional shares performance will be reduced by the Advisor's management fees and any other expenses of the Fund.
   o The BCM Mid-Cap Composite, as of June 30, 2002, is comprised of approximately $236 million of assets under the Advisor's management held in two accounts. In 1997, the Composite was comprised of one account with approximately $55 million of assets. A second account was added to the Composite in the fourth quarter of 1997 increasing the assets in the Composite to approximately $112 million. In the second quarter of 1998 and for the ensuing six quarters, the Composite was comprised of one account ranging from approximately $108 million to $150 million of assets. In the first quarter of 2002 the Composite was again comprised of two accounts of approximately $200 million of assets. In calculating the performance of the Composite in accordance with AIMR standards, the Advisor, instead of straight averaging the performance returns of the accounts comprising the Composite, weights each account's performance by the dollar size of the account. This dollar weighted averaging has had no significant effect on the Composite's performance as stated above because when there were two accounts in the Composite they were approximately equal in size. Also in accordance with AIMR standards, the Advisor weights each account's performance by the length of time each account was included in the Composite in order to reflect an older account's significance to the performance profile over that of accounts more recently added to the Composite. This time-weighted calculation did not have a significant effect on the performance data because the two accounts comprising the Composite substantially overlapped in time. In calculating the Fund's performance in the future, such performance information will not be weighted with regard to size or duration of shareholder accounts.
   o The returns may not necessarily equate with the return experienced by any particular shareholder as a result of the timing of investments and redemptions. In addition, the effect of taxes on any shareholder will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.
   o All information set forth in the table relies on data supplied by the Advisor or from statistical services, reports or other sources believed by the Advisor to be reliable. However, such information has not been verified and is unaudited. See "Additional Information on Performance" in the Statement of Additional Information for information about calculation of total return.

^2The Russell Mid-Cap Growth Index is a widely recognized unmanaged index of medium capitalization companies with higher price-to-book ratios and higher forecasted growth values. The S&P 400 Mid-Cap Index is the Standard & Poor's unmanaged, capitalization-weighted index of 400 stocks in the mid-range sector of the U.S. stock market. You cannot invest directly in these indices. These indices do not pay any commissions, expenses, or taxes. Return data for the indices is based on information from Russell Redetool provided by subscription to the Advisor on July 3, 2002 and S&P data provided by Bloomberg as of June 30, 2002, respectively.

Historical performance is not indicative of future performance. The BCM Mid-Cap Composite portfolio's historical performance does not represent the historical performance of the Fund and is not indicative of the potential performance of the Fund. The BCM Mid-Cap Composite portfolio is not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended ("1940 Act"), and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected the performance results of the composite. In addition, the Fund will have management fees and other expenses that were not deducted from the BCM Mid-Cap Composite's returns and such fees and expenses may adversely affect the performance of the Fund. Share prices and investment returns will fluctuate reflecting market conditions as well as changes in company-specific fundamentals of portfolio securities.

The Advisor's Compensation. As full compensation for the investment advisory services provided to the Fund, the Advisor receives monthly compensation based on the Fund's average daily net assets at the annual rate of 0.75%.

Expense Limitation Agreement. In the interest of limiting expenses of the Fund, the Advisor has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement"), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Fund's business, and amounts, if any, payable pursuant to a Rule 12b-1 Plan) are limited to 1.30% of the average daily net assets of the Institutional Shares of the Fund for the fiscal year ending March 31, 2003. It is expected that the Expense Limitation Agreement will continue from year-to-year provided such continuance is specifically approved by a majority of the Trustees who (i) are not "interested persons" of the Trust or any other party to the Expense Limitation Agreement, as defined in the 1940 Act, and (ii) have no direct or indirect financial interest in the operation of the Expense Limitation Agreement. The Trust may terminate the Expense Limitation Agreement at any time. The Advisor may also terminate the Expense Limitation Agreement at the end of the then-current term upon not less than 90 days notice to the Trust as set forth in the Expense Limitation Agreement.

The Fund may at a later date reimburse the Advisor for the management fees waived or limited, and/or other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement during any of the previous three
(3) fiscal years, provided that the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed 1.30% as described above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's assets exceed $15 million; (ii) the Fund's total annual expense ratio is less than 1.30% as stated above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

Brokerage Practices. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. Subject to seeking the most favorable net price and execution available, the Advisor may also consider sales of shares of the Fund as a factor in the selection of brokers and dealers.

The 1940 Act generally prohibits the Fund from engaging in principal securities transactions with an affiliate of the Advisor. Thus, the Fund does not engage in principal transactions with any affiliate of the Advisor. The Fund has adopted procedures, under Rule 17e-1 under the 1940 Act, that are reasonably designed to provide that any brokerage commission that the Fund pays to an affiliate of the Advisor does not exceed the industry's customary brokerage commission for similar transactions. In addition, the Fund will adhere to Section 11(a) of the Securities Exchange Act of 1934 and any applicable rules thereunder governing floor trading.

THE ADMINISTRATOR

The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor to the Fund, and provides the Fund with other necessary administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel, and facilities required to provide such services to the Fund.



THE TRANSFER AGENT

NC Shareholder Services, LLC ("Transfer Agent") serves as the transfer agent and dividend disbursing agent of the Fund. As indicated later in the section of this Prospectus entitled "Investing in the Fund," the Transfer Agent will handle your orders to purchase and redeem shares of the Fund and will disburse dividends paid by the Fund.



THE DISTRIBUTOR

Capital Investment Group, Inc. ("Distributor") is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of the Fund's shares. The Distributor may sell the Fund's shares to or through qualified securities dealers or others.

Other Expenses. In addition to the 12b-1 fees for the Investor Shares of the Fund and the investment advisory fees, the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its independent accountants and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees'
liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.

INVESTING IN THE FUND


MINIMUM INVESTMENT

The Fund's Institutional Shares are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares in the Fund. The minimum initial investment is $10,000 ($2,000 for IRA and Keogh Plans) and the minimum additional investment is $500 ($100 for those participating in an automatic investment plan). The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.



PURCHASE AND REDEMPTION PRICE

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is accepted in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including the Fund's expenses, which are accrued daily), by the total number of outstanding shares of the Fund. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except on business holidays when the NYSE is closed.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Trustees.

Other Matters. Purchases and redemptions of shares of the same class by the same shareholder on the same day will be netted for the Fund. All redemption requests will be processed and payment with respect thereto will normally be made within seven (7) days after tenders. The Fund may suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interests of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

PURCHASING SHARES

The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund. In addition, orders will be deemed to have been received by the Fund when an authorized broker, or broker authorized designee, accepts the order. Investors may also be charged a fee if they effect transactions through a broker or agent.

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. bank and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent. The Fund will charge a $20 fee and may redeem shares of the Fund already owned by the purchaser or shares of another identically registered account in another series of the Trust to recover any such loss. For regular mail orders, please complete the attached Fund Shares Application and mail it, along with your check made payable to "The Brown Capital Management Mid-Cap Fund - Institutional Shares" to:

                    The Brown Capital Management Mid-Cap Fund
                    Institutional Shares
                    c/o NC Shareholder Services
                    116 South Franklin Street
                    Post Office Box 4365
                    Rocky Mount, North Carolina  27803-0365

The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application. Taxes are not withheld from distributions to U.S. investors if certain Internal Revenue Service ("IRS") requirements regarding the SSN or TIN are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Fund at 1-877-892-4226, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Failure to identify the fund you wish to investment may cause a delay in processing your
request.   Additionally,   please  have  your  bank  use  the   following   wire
instructions:

       Wachovia Bank, N.A.
       Charlotte, North Carolina
       ABA # 053000219
       For the: The Brown Capital Management Mid-Cap Fund-Institutional Shares Account # 2000008667935
       For further credit to: (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $500. Before adding funds by bank wire, please call the Fund at 1-877-892-4226 and follow the above directions for wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing the Fund.

Exchange Feature. You may exchange shares of the Fund for shares of any other series of the Trust advised by the Advisor and offered for sale in the state in which you reside. Any such exchange will be made at the applicable net asset value plus the percentage difference between the sales charge applicable to those shares and any sales charge previously paid by you in connection with the shares being exchanged. Institutional Shares may only be exchanged for Institutional Shares. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon 60-days' written notice to the shareholders.

Frequent Trading. A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interests of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with 60-days' prior notice.

Stock Certificates. You do not have the option of receiving stock certificates for your shares. Evidence of ownership will be given by issuance of periodic account statements that will show the number of shares owned.

REDEEMING YOUR SHARES


Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

                    The Brown Capital Management Mid-Cap Fund
                    Institutional Shares
                    c/o NC Shareholder Services
                    116 South Franklin Street
                    Post Office Box 4365
                    Rocky Mount, North Carolina  27803-0365

Regular mail redemption requests should include:

     (1) Your letter of instruction specifying the Fund, account number, and number of shares or the dollar amount to be redeemed (these requests must be signed by all registered shareholders in the exact names in which they are registered);

     (2)  Any required signature guarantees (see "Signature  Guarantees" below);
          and

     (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within seven (7) days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to fifteen (15) days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by telephone. You may also redeem shares by bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include:

     (1)  Designation of Institutional Shares and name of the Fund,
     (2)  Shareholder name and account number,
     (3)  Number of shares or dollar amount to be redeemed,
     (4) Instructions for transmittal of redemption funds to the shareholder, and
     (5) Shareholder signature as it appears on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by wire transfer to your bank ($5,000 minimum). Redemption proceeds cannot be wired on days in which your bank is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Fund's custodian for wire redemptions. The Fund's custodian currently charges the Fund $10.00 per transaction for wiring redemption proceeds. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-877-892-4226. Redemption proceeds will only be sent to the bank account or person named in your Fund Shares Application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. The Fund will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Fund, however, will not be liable for any losses due to fraudulent or unauthorized instructions. The Fund will also not be liable for following telephone instructions reasonably believed to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $10,000 or more at the current offering price may establish a systematic withdrawal plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for an application form.

Small Accounts. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $10,000 ($2,000 for IRA and Keogh Plans) due to redemptions, exchanges, or transfers, and not due to market action, upon 60-days' written notice. If the shareholder brings his account net asset value up to at least $10,000 ($2,000 for IRA and Keogh Plans) during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to federal income tax withholding.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future, which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of that particular fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees are required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are required for (1) change of registration requests; (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (3) all transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (4) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.



OTHER IMPORTANT
INVESTMENT INFORMATION


DIVIDENDS, DISTRIBUTIONS, AND TAXES


The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisers for advice about the particular federal, state and local tax consequences to them of investing in the Fund.

The Fund will distribute most of their income and gains to their shareholders every year. Income dividends, if any, will be paid quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take income dividends or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts they distribute, shareholders will generally be taxed, regardless of whether distributions are received in cash or are reinvested in additional Fund shares. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. If the Fund designates a distribution as a capital gain distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distributions resulting from such gains will be considered ordinary income for federal tax purposes.

If the Fund declares a dividend in October, November or December but pays it in January, it may be taxable to shareholders as if they received it in the year it was declared. Each year each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on fund distributions until they receive distributions from the account.

A shareholder who sells or redeems shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the Fund shares. An exchange of shares between series may be treated as a sale and any gain may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 30% for 2002) for all distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld by the Fund may be credited against a shareholder's U.S. federal income tax liability.



FINANCIAL HIGHLIGHTS

Because the Fund is a new fund, there is no financial or performance information included in this prospectus for the Fund. Once the information becomes available, you may request this information at no charge by calling the Fund at 1-877-892-4226.

The Brown Capital Management
Mid-Cap Fund is a series of
The Nottingham Investment Trust II

Additional information about the Fund is available in the Fund's SAI, which is incorporated by reference into this prospectus. Additional information about the Fund's investments will also be available in the Fund's Annual and Semi-annual Reports to shareholders. The Fund's Annual Report will include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports will be available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting the Fund at:

Documented:

The Brown Capital Management Mid-Cap Fund     Internet:
Institutional Shares
c/o NC Shareholder Services                   www.browncapital.com
The Nottingham Company
116 South Franklin Street                     E-mail:
Post Office Box 4365
Rocky Mount, North Carolina 27803-0365        Info@ncfunds.com

Toll-Free Telephone:

1-877-892-4BCM
1-877-892-4226

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

          Investment Company Act file number 811-06199


                                                              [LOGO HERE]

                                                        BROWN CAPITAL MANAGEMENT

      [LOGO HERE]

BROWN CAPITAL MANAGEMENT




                Prospectus




                                                    The Brown Capital Management
                                                                    Mid-Cap Fund

                                                                 Investor Shares

                                                          Cusip Number 66976M763
                                                             NASDAQ Symbol BCMVX

                                                              September 30, 2002
                                                Supplemented on October 10, 2002



The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency and are subject to investment risks including possible loss of principal amount invested. Neither the fund nor the fund's distributor is a bank. You should read the prospectus carefully before you invest or send money.

TABLE OF CONTENTS

                                                                            Page
                                                                            ----


THE FUND...................................................................... 2

     Investment Objective......................................................2
     Principal Investment Strategy.............................................2
     Principal Risks Of Investing In The Fund..................................5
     Performance Information...................................................7
     Fees And Expenses Of The Fund.............................................7

MANAGEMENT OF THE FUND.........................................................9

     The Investment Advisor....................................................9
     The Administrator........................................................13
     The Transfer Agent.......................................................13
     The Distributor..........................................................13

INVESTING IN THE FUND.........................................................15

     Minimum Investment.......................................................15
     Purchase And Redemption Price............................................15
     Purchasing Shares........................................................16
     Redeeming Your Shares....................................................18

OTHER IMPORTANT INVESTMENT INFORMATION........................................20

     Dividends, Distributions, And Taxes......................................20
     Financial Highlights.....................................................21
     Additional Information...........................................Back Cover

THE FUND



INVESTMENT OBJECTIVE

The Brown Capital Management Mid-Cap Fund ("Fund") seeks long-term capital appreciation by investing in a portfolio of equity securities of companies with market capitalizations between $1 billion and $10 billion at the time of initial investment ("mid-cap companies"). The Fund is a diversified series of The
Nottingham Investment Trust II ("Trust") and is advised by Brown Capital Management, Inc. ("Advisor"). The Fund also offers Institutional Shares which are offered by another prospectus.



PRINCIPAL INVESTMENT STRATEGY

         Overview

The Advisor intends to invest in companies that, at a minimum, meet two specific criteria. First, the Advisor identifies a company that the Advisor believes can generate a prospective earnings growth rate in excess of the overall market's earnings growth rate. This determination is generated from fundamental analysis and the Advisor's assessment of the company's growth prospects over the next three to five years. Second, the company's stock should be selling at a reasonable valuation. Reasonable valuation is determined by applying a risk-adjusted price to earnings ("P/E") multiple to Advisor-forecasted earnings per share ("EPS") targets. This reasonable valuation criteria allows the Advisor to evaluate whether a company's share price is undervalued, fairly-valued, or overvalued. The Advisor has employed this investment approach since 1983.

         Fundamental Analysis

The foundation of the Advisor's investment process is fundamental analysis that principally includes:

o    financial statement analysis;
o    management interviews;
o    industry analysis; and
o    competitor analysis.

This analysis represents approximately 80% of the Advisor's investment approach.
Companies  are  identified  through   Advisor-developed   quantitative   screens
including:

o    historical EPS growth;
o    return on equity; and
o    debt-to-total capital.

Companies may also be identified through a number of other means including:

o    external research sources;
o    investment conferences;
o    in-office management visits; and
o    industry trends.

Critical to the Advisor's assessment of a company's future growth prospects is an understanding of what internal and external factors drove the company's historical revenue and earnings growth. Therefore, regardless of the method of discovery, the Advisor begins by conducting extensive and thorough analysis of the company's financial and operating results over the past three to five years. The primary focus of its fundamental analysis, however, is to look forward over the next three to five year period. The Advisor creates financial models that reflect its expectations for revenue growth, profitability, operating leverage, financial leverage, cashflow sources and uses, and earnings per share growth. When its fundamental analysis reveals that a company can sustain an above-market earnings growth rate during the evaluation period of the next three to five years, the Advisor next determines whether the company is trading at a reasonable valuation.

         Reasonable Valuation Analysis

Valuation analysis is the remaining 20% of the investment approach. To make that determination, the Advisor uses company-specific risk premiums developed by the Advisor that when combined with a risk-free rate of return (5-year Treasury yield), establishes a risk-adjusted required return for that specific company. The required return is translated into a P/E multiple. Since the valuation methodology incorporates the use of the prevailing level of interest rates, the Advisor is generally willing to "pay" more for future growth in a low interest rate environment, and is generally willing to "pay" less for future growth in a high interest rate environment, all other things being equal.

The Fund's portfolio is constructed to achieve adequate diversification by investing in companies across many industries and economic sectors. Consistent with the Advisor's investment process, the average intended holding period for companies is long-term (three to five years). The Advisor typically sells securities from the Fund's portfolio when the Advisor determines that a company's future growth prospects are diminishing, and/or its valuation is no longer reasonable.

Under normal market conditions, the Fund will invest at least 80% of its total assets in the equity securities of mid-cap companies. This investment policy may be changed without shareholder approval upon at least 60 days prior written notice to the shareholders.

As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may from time to time, determine that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, cash and to the extent permitted by applicable law and the Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of the Fund's assets in these investments. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Fund would indirectly pay both the Fund's expenses and the expenses relating to those other investment companies with respect to the Fund's assets invested in such investment companies. To the extent the Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective. Under normal circumstances, however, the Fund may also hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for fund operating expenses.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its objective.

     Market Risk. The Fund will be subject to market risk. Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performances per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions, and general market conditions.

     Investment Style Risk. The Advisor's investment style may subject the Fund to certain risks. A portfolio company's earnings growth may not increase as much as the Advisor assumes it will. Even if a portfolio company's earnings grow as the Advisor expects, there may not be a corresponding increase in the portfolio company's share value. Also, the Advisor's determination of reasonable valuation for a portfolio security may be incorrect.
     Consequently, the Fund may pay more for a portfolio security than it is worth.

     Investment   Advisor  Risk.  The  Advisor's   ability  to  choose  suitable
     investments has a significant impact on the ability of the Fund to achieve its investment objective.

     Market Sector Risk. The percentage of the Fund's assets invested in various industries and sectors will vary from time to time depending on the Advisor's perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market. Consequently, a higher percentage of holdings in a particular industry or sector may have the potential for a greater impact on the Fund's performance.

     Equity Securities Risk. To the extent that the majority of the Fund's portfolio consists of common stocks, it is expected that the Fund's net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

     Portfolio Turnover Risk. Although the Advisor intends to hold the Fund's portfolio securities for the long-term, the Advisor may sell such securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains. The payment of taxes on these gains could adversely affect the Fund's performance. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

     Mid-cap Companies Risk. Investing in the securities of mid-cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that the securities of mid-cap companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general. Because mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that mid-cap companies often have limited product lines, markets, or financial resources and may lack management depth. These factors affect the Advisor's access to information about the companies and the stability of the markets for the companies' securities. Additionally, mid-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies, and there typically is less publicly available information concerning mid-cap companies than for larger, more established companies.

     Although investing in securities of medium-sized companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value. Therefore, an investment in the Fund may involve a greater degree of risk than an investment in other mutual funds that seek capital growth by investing in more established, larger companies.

PERFORMANCE INFORMATION

Because the Fund has no operating history, there is no performance information for the Fund to be presented here. However, you may request a copy of the Fund's Annual and Semi-annual Reports once they become available, at no charge, by calling the Fund.



FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold Investor Shares of the Fund:


Shareholder Fees For Investor Shares
(fees paid directly from your investment)

    Maximum Sales Charge (Load) Imposed On Purchases
      (as a percentage of offering price) .............................None
    Redemption Fee
      (as a percentage of amount redeemed) ............................None


Annual Fund Operating  Expenses For Investor Shares
(expenses that are deducted from fund assets)

    Management Fees...................................................0.75%
    Distribution and/or Service (12b-1) Fees..........................0.25%
    Other Expenses....................................................0.55%
                                                                      -----
    Total Annual Fund Operating Expenses..............................1.55%*
                                                                      =====

   *"Other Expenses" and "Total Annual Fund Operating Expenses" are based upon estimated expenses to be incurred by the Investor Shares of the Fund for the fiscal year ending March 31, 2003. Additionally, the Advisor has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, capitalized expenditures, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 1.30% of the average daily net assets of the Investor Shares of the Fund for the fiscal year ending March 31, 2003. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Trust. Subject to approval by the Board of Trustees, the Advisor may be able to recoup fees waived and expenses assumed during any of the previous three (3) fiscal years, provided that the Fund's total assets exceed $15 million and the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed 1.30% as described above. See the "Management of the Fund - Expense Limitation Agreement" section below for more detailed information.

Example: This example shows you the expenses that you may pay over time by investing in the Fund. Since all mutual funds use the same hypothetical conditions, this example should help you compare the costs of investing in the Fund versus other mutual funds. This example assumes the following conditions:

     (1)  You invest $10,000 in the Fund for the periods shown;
     (2)  You reinvest all dividends and distributions;
     (3)  You redeem  all of your  shares at the end of those  periods;
     (4)  You earn a 5% total return; and
     (5)  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.


               ----------------------- ------------ ------------
                   Period Invested        1 Year      3 Years
               ----------------------- ------------ ------------
                      Your Costs           $158        $490
               ----------------------- ------------ ------------

MANAGEMENT OF THE FUND


THE INVESTMENT ADVISOR

The Fund's investment advisor is Brown Capital Management, Inc. ("BCM"), 1201 North Calvert Street, Baltimore, Maryland 21202. The Advisor serves in that capacity pursuant to an advisory contract with the Trust on behalf of the Fund. The Advisor is registered as an investment advisor with the Securities and Exchange Commission ("SEC") under the Investment Advisors Act of 1940, as amended. Subject to the authority of the Board of Trustees of the Trust ("Trustees"), the Advisor provides guidance and policy direction in connection with its daily management of the Fund's assets. The Advisor manages the investment and reinvestment of the Fund's assets. The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Fund.

The Advisor, organized as a Maryland corporation in 1983, is controlled by Eddie
C. Brown. The Advisor has been managing The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, and The Brown Capital Management International Equity Fund, (together with the Fund referred to as the "Brown Capital Management Funds") since their inception and has been providing investment advice to investment companies, individuals, corporations, pension and profit sharing plans, endowments, and other business and private accounts since the firm was founded in 1983. The Advisor currently has approximately $5 billion in assets under management.

The Fund will be managed primarily by a portfolio management team consisting of Eddie C. Brown, Theodore M. Alexander III, Calvin H. Baker, Maurice L. Haywood and Stephon A. Jackson. Mr. Brown is the founder and controlling shareholder of the Advisor and has served as its President since its inception in 1983. Mr. Alexander is a Vice President and Portfolio Manager/Analyst of the Advisor and joined the Advisor in October 1995. Prior to this, Mr. Alexander was a Securities Analyst at Legg Mason Wood Walker from June 1994 to October 1995. From June 1990 to January 1994, Mr. Alexander was a Securities Analyst at Alex Brown & Sons, Inc. Mr. Baker is a Vice President and Portfolio Manager/Analyst of the Advisor. Mr. Baker joined the Advisor in August 2000. Prior to this, Mr. Baker was a Financial Executive at the Wisconsin Energy Corporation from September 1991 to June 2000. From September 1988 to July 1991 he also served as a Financial Executive at Economic Development Corporation. Mr. Haywood joined the Advisor in February 2000 as a Portfolio Manager. Prior to this, Mr. Haywood was a Partner and Investment Analyst at Holland Capital Management from November 1993 to January 2000. From August 1987 to November 1993, Mr. Haywood was an Assistant Vice President at First National Bank of Chicago. Mr. Jackson is a

Vice President and Portfolio Manager/Analyst of the Advisor. Mr. Jackson joined the Advisor in July 1997. Prior to this, Mr. Jackson was Portfolio Manager/Director of Research at NCM Capital Management from March 1994 to June 1997. From March 1993 to March 1994, Mr. Jackson was an Analyst at Putnam Investments.

Prior to the inception of the Fund, this portfolio management team also had full discretionary authority over the selection of investments for individually managed private accounts of the Advisor with investment goals, strategies and limitations substantially similar to those of the Fund. Composite average annual returns of those portfolios for the calendar year-to-date, one-year, three-year, and five-year periods ended June 30, 2002 are compared with the performance of the Russell Mid-Cap Growth Index and the S&P 400 Mid-Cap Index in the following table:

  Individually Managed Private Accounts Composite and Selected Indices Returns

-------------------------------- -------------- ------------ ----------- -----------
Average Annual Total Returns        Calendar
Period Ended June 30, 2002        Year-to-date     1 Year      3 Years      5 Years
-------------------------------- -------------- ------------ ----------- -----------
BCM Mid-Cap Composite^1             (17.28)%      (22.95)%     (2.95)%       6.36 %
-------------------------------- -------------- ------------ ----------- -----------
Russell Mid-Cap Growth Index^2      (19.70)%      (26.34)%     (9.16)%       2.27 %
-------------------------------- -------------- ------------ ----------- -----------
S&P 400 Mid-Cap Index^2              (3.20)%       (4.71)%      6.66 %      12.56 %
-------------------------------- -------------- ------------ ----------- -----------

^1The BCM  Mid-Cap   Composite  returns  were  calculated  using  the  following methodology and assumptions:

     o The performance data presented above is in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS), U.S. and Canadian version of the Global Investment Performance Standards (GIPS). AIMR has not been involved in the preparation or review of this performance data.
     o Performance reflects the reinvestment of interest, capital gains, if applicable, and dividends net of any withholding tax. In calculating the Fund's performance, such performance will also assume the reinvestment of such amounts although dividends will be deemed reinvested without netting of taxes.
     o Composite performance is stated without deduction for advisory fees or expenses. Composite performance would have been lower had these fees and expenses been deducted. Investor shares performance will be reduced by the Advisor's management fees, 12b-1 payments, if any, and any other expenses of the Fund.
     o The BCM Mid-Cap Composite, as of June 30, 2002, is comprised of approximately $236 million of assets under the Advisor's management held in two accounts. In 1997, the Composite was comprised of one account with approximately $55 million of assets. A second account was added to the Composite in the fourth quarter of 1997 increasing the assets in the Composite to approximately $112 million. In the second quarter of 1998 and for the ensuing six quarters, the Composite was comprised of one account ranging from approximately $108 million to $150 million of assets. In the first quarter of 2002 the Composite was again comprised of two accounts of approximately $200 million of assets. In calculating the performance of the Composite in accordance with AIMR standards, the Advisor, instead of straight averaging the performance returns of the accounts comprising the Composite, weights each account's performance by the dollar size of the account. This dollar weighted averaging has had no significant effect on the Composite's performance as stated above because when there were two accounts in the Composite they were approximately equal in size. Also in accordance with AIMR standards, the Advisor weights each account's performance by the length of time each account was included in the Composite in order to reflect an older account's significance to the performance profile over that of accounts more recently added to the Composite. This time-weighted calculation did not have a significant effect on the performance data because the two accounts comprising the Composite substantially overlapped in time. In calculating the Fund's performance in the future, such performance information will not be weighted with regard to size or duration of shareholder accounts.
     o The returns may not necessarily equate with the return experienced by any particular shareholder as a result of the timing of investments and redemptions. In addition, the effect of taxes on any shareholder will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.
     o All information set forth in the table relies on data supplied by the Advisor or from statistical services, reports or other sources believed by the Advisor to be reliable. However, such information has not been verified and is unaudited. See "Additional Information on Performance" in the Statement of Additional Information for information about calculation of total return.

^2The Russell Mid-Cap Growth Index is a widely recognized unmanaged index of medium capitalization companies with higher price-to-book ratios and higher forecasted growth values. The S&P 400 Mid-Cap Index is the Standard & Poor's unmanaged, capitalization-weighted index of 400 stocks in the mid-range sector of the U.S. stock market. You cannot invest directly in these indices. These indices do not pay any commissions, expenses, or taxes. Return data for the indices is based on information from Russell Redetool provided by subscription to the Advisor on July 3, 2002 and S&P data provided by Bloomberg as of June 30, 2002, respectively.

Historical performance is not indicative of future performance. The BCM Mid-Cap Composite portfolio's historical performance does not represent the historical performance of the Fund and is not indicative of the potential performance of the Fund. The BCM Mid-Cap Composite portfolio is not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended ("1940 Act"), and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected the performance results of the composite. In addition, the Fund will have management fees and other expenses that were not deducted from the BCM Mid-Cap Composite's returns and such fees and expenses may adversely affect the performance of the Fund. Share prices and investment returns will fluctuate reflecting market conditions as well as changes in company-specific fundamentals of portfolio securities.

The Advisor's Compensation. As full compensation for the investment advisory services provided to the Fund, the Advisor receives monthly compensation based on the Fund's average daily net assets at the annual rate of 0.75%.

Expense Limitation Agreement. In the interest of limiting expenses of the Fund, the Advisor has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement"), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Fund's business, and amounts, if any, payable pursuant to a Rule 12b-1 Plan) are limited to 1.30% of the average daily net assets of the Investor Shares of the Fund for the fiscal year ending March 31, 2003. It is expected that the Expense Limitation Agreement will continue from year-to-year provided such continuance is specifically approved by a majority of the Trustees who (i) are not "interested persons" of the Trust or any other party to the Expense Limitation Agreement, as defined in the 1940 Act, and (ii) have no direct or indirect financial interest in the operation of the Expense Limitation Agreement. The Trust may terminate the Expense Limitation Agreement at any time. The Advisor may also terminate the Expense Limitation Agreement at the end of the then-current term upon not less than 90 days notice to the Trust as set forth in the Expense Limitation Agreement.

The Fund may at a later date reimburse the Advisor for the management fees waived or limited, and/or other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement during any of the previous three
(3) fiscal years, provided that the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed 1.30% as described above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's assets exceed $15 million; (ii) the Fund's total annual expense ratio is less than 1.30% as stated above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

Brokerage Practices. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. Subject to seeking the most favorable net price and execution available, the Advisor may also consider sales of shares of the Fund as a factor in the selection of brokers and dealers.

The 1940 Act generally prohibits the Fund from engaging in principal securities transactions with an affiliate of the Advisor. Thus, the Fund does not engage in principal transactions with any affiliate of the Advisor. The Fund has adopted procedures, under Rule 17e-1 under the 1940 Act, that are reasonably designed to provide that any brokerage commission that the Fund pays to an affiliate of the

Advisor does not exceed the industry's customary brokerage commission for similar transactions. In addition, the Fund will adhere to Section 11(a) of the Securities Exchange Act of 1934 and any applicable rules thereunder governing floor trading.



THE ADMINISTRATOR

The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor to the Fund, and provides the Fund with other necessary administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel, and facilities required to provide such services to the Fund.



THE TRANSFER AGENT

NC Shareholder Services, LLC ("Transfer Agent") serves as the transfer agent and dividend disbursing agent of the Fund. As indicated later in the section of this Prospectus entitled "Investing in the Fund," the Transfer Agent will handle your orders to purchase and redeem shares of the Fund and will disburse dividends paid by the Fund.



THE DISTRIBUTOR

Capital Investment Group, Inc. ("Distributor") is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of the Fund's shares. The Distributor may sell the Fund's shares to or through qualified securities dealers or others.

Distribution of the Fund's Shares. For the Investor Shares of the Fund, the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 ("Distribution Plan") under the 1940 Act. Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund's Investor Shares (this compensation is commonly referred to as "12b-1 fees").

The Distribution Plan provides that the Fund will pay from the Investor Shares the annual rate of 0.25% of the average daily net assets of the Fund's Investor Shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund's Investor Shares. Because the 12b-1 fees are paid out of the Fund's assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other Expenses. In addition to the 12b-1 fees for the Investor Shares of the Fund and the investment advisory fees, the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its independent accountants and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees'
liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.

INVESTING IN THE FUND

MINIMUM INVESTMENT

The Fund's Investor Shares are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares in the Fund. The minimum initial investment is $10,000 ($2,000 for IRA and Keogh Plans) and the minimum additional investment is $500 ($100 for those participating in an automatic investment plan). The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.


PURCHASE AND REDEMPTION PRICE

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is accepted in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including the Fund's expenses, which are accrued daily), by the total number of outstanding shares of the Fund. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except on business holidays when the NYSE is closed.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Trustees.

Other Matters. Purchases and redemptions of shares of the same class by the same shareholder on the same day will be netted for the Fund. All redemption requests will be processed and payment with respect thereto will normally be made within seven (7) days after tenders. The Fund may suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interests of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.



PURCHASING SHARES

The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund. In addition, orders will be deemed to have been received by the Fund when an authorized broker, or broker authorized designee, accepts the order. Investors may also be charged a fee if they effect transactions through a broker or agent.

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. bank and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent. The Fund will charge a $20 fee and may redeem shares of the Fund already owned by the purchaser or shares of another identically registered account in another series of the Trust to recover any such loss. For regular mail orders, please complete the attached Fund Shares Application and mail it, along with your check made payable to "The Brown Capital Management Mid-Cap Fund - Investor Shares" to:

                    The Brown Capital Management Mid-Cap Fund
                    Investor Shares
                    c/o NC Shareholder Services
                    116 South Franklin Street
                    Post Office Box 4365
                    Rocky Mount, North Carolina  27803-0365

The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application. Taxes are not withheld from distributions to U.S. investors if certain Internal Revenue Service ("IRS") requirements regarding the SSN or TIN are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Fund at 1-877-892-4226, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Failure to identify the fund you wish to investment may cause a delay in processing your
request.   Additionally,   please  have  your  bank  use  the   following   wire
instructions:

       Wachovia Bank, N.A.
       Charlotte, North Carolina
       ABA # 053000219
       For the: The Brown Capital Management Mid-Cap Fund - Investor Shares Account # 2000008667935
       For further credit to: (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $500. Before adding funds by bank wire, please call the Fund at 1-877-892-4226 and follow the above directions for wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing the Fund.

Exchange Feature. You may exchange shares of the Fund for shares of any other series of the Trust advised by the Advisor and offered for sale in the state in which you reside. Any such exchange will be made at the applicable net asset value plus the percentage difference between the sales charge applicable to those shares and any sales charge previously paid by you in connection with the shares being exchanged. Investor Shares may only be exchanged for Investor Shares. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon 60-days' written notice to the shareholders.

Frequent Trading. A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interests of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with 60-days' prior notice.

Stock Certificates. You do not have the option of receiving stock certificates for your shares. Evidence of ownership will be given by issuance of periodic account statements that will show the number of shares owned.

REDEEMING YOUR SHARES


Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

                    The Brown Capital Management Mid-Cap Fund
                    Investor Shares
                    c/o NC Shareholder Services
                    116 South Franklin Street
                    Post Office Box 4365
                    Rocky Mount, North Carolina 27803-0365

Regular mail redemption requests should include:

     (1) Your letter of instruction specifying the Fund, account number, and number of shares or the dollar amount to be redeemed (these requests must be signed by all registered shareholders in the exact names in which they are registered);

     (2)  Any required signature guarantees (see "Signature  Guarantees" below);
          and

     (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within seven (7) days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to fifteen (15) days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by telephone. You may also redeem shares by bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include:

     (1)  Designation of Investor Shares and name of the Fund,
     (2)  Shareholder name and account number,
     (3)  Number of shares or dollar amount to be redeemed,
     (4) Instructions for transmittal of redemption funds to the shareholder, and
     (5) Shareholder signature as it appears on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by wire transfer to your bank ($5,000 minimum). Redemption proceeds cannot be wired on days in which your bank is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Fund's custodian for wire redemptions. The Fund's custodian currently charges the Fund $10.00 per transaction for wiring redemption proceeds. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-877-892-4226. Redemption proceeds will only be sent to the bank account or person named in your Fund Shares Application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. The Fund will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Fund, however, will not be liable for any losses due to fraudulent or unauthorized instructions. The Fund will also not be liable for following telephone instructions reasonably believed to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $10,000 or more at the current offering price may establish a systematic withdrawal plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for an application form.

Small Accounts. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $10,000 ($2,000 for IRA and Keogh Plans) due to redemptions, exchanges, or transfers, and not due to market action, upon 60-days' written notice. If the shareholder brings his account net asset value up to at least $10,000 ($2,000 for IRA and Keogh Plans) during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to federal income tax withholding.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future, which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of that particular fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees are required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are required for (1) change of registration requests; (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (3) all transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (4) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.



OTHER IMPORTANT
INVESTMENT INFORMATION


DIVIDENDS, DISTRIBUTIONS, AND TAXES


The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisers for advice about the particular federal, state and local tax consequences to them of investing in the Fund.

The Fund will distribute most of their income and gains to their shareholders every year. Income dividends, if any, will be paid quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take income dividends or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts they distribute, shareholders will generally be taxed, regardless of whether distributions are received in cash or are reinvested in additional Fund shares. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. If the Fund designates a distribution as a capital gain distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distributions resulting from such gains will be considered ordinary income for federal tax purposes.

If the Fund declares a dividend in October, November or December but pays it in January, it may be taxable to shareholders as if they received it in the year it was declared. Each year each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on fund distributions until they receive distributions from the account.

A shareholder who sells or redeems shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the Fund shares. An exchange of shares between series may be treated as a sale and any gain may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 30% for 2002) for all distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld by the Fund may be credited against a shareholder's U.S. federal income tax liability.



FINANCIAL HIGHLIGHTS

Because the Fund is a new fund, there is no financial or performance information included in this prospectus for the Fund. Once the information becomes available, you may request this information at no charge by calling the Fund at 1-877-892-4226.

The Brown Capital Management
Mid-Cap Fund is a series of
The Nottingham Investment Trust II

Additional information about the Fund is available in the Fund's SAI, which is incorporated by reference into this prospectus. Additional information about the Fund's investments will also be available in the Fund's Annual and Semi-annual Reports to shareholders. The Fund's Annual Report will include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports will be available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting the Fund at:

Documented:

The Brown Capital Management Mid-Cap Fund     Internet:
Investor Shares
c/o NC Shareholder Services                   www.browncapital.com
The Nottingham Company
116 South Franklin Street                     E-mail:
Post Office Box 4365
Rocky Mount, North Carolina 27803-0365        Info@ncfunds.com

Toll-Free Telephone:

1-877-892-4BCM
1-877-892-4226

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

            Investment Company Act file number 811-06199



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